CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Cash Flows
Payment Of Financing And Stock Issuance Costs	€ 239	€ 10	€ 1
Share capital increase	€ 9,756